Assumptions Used in Determining Net Periodic Pension Cost, Based on Actuarial Computations of NTT CDBP (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%	1.90%	2.00%
Long-term rate of salary increases	2.90%	2.90%	2.90%
Expected long-term rate of return on plan assets	2.00%	2.00%	2.00%
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%	1.90%	2.00%
Long-term rate of salary increases	3.90%	3.30%	3.30%
Expected long-term rate of return on plan assets	2.50%	2.50%	2.50%